Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table and supporting narrative contain information regarding “compensation actually paid” to our NEOs for each of the indicated fiscal years ended on December 31, and the relationship to company performance.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	GAAP Earnings Per Share (4)
			Table Total for Non- PEO Named Executive Officers ($) (2)		Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)

2023	$8,752,029	$3,865,078	$2,631,565	$1,430,971	$126	$116	$722	$6.54

2022	$8,195,178	$2,246,805	$2,463,991	$909,058	$110	$116	$1,057	$9.70

2021	$7,323,619	$21,611,192	$2,906,340	$7,042,849	$196	$125	$899	$8.67

2020	$6,270,271	$8,327,177	$2,695,393	$3,406,782	$108	$91	$507	$5.04

(1)	Reflects compensation for our CEO, Kenneth Vecchione, who served as our Principal Executive Officer (PEO) in 2020, 2021, 2022 and 2023.

(2)
Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2020, Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021, Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2023 as shown in the Summary Compensation Table for each respective year.

(3)	Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.

Deductions and Additions to Summary Compensation Table Totals

	2023

Adjustments	PEO	Avg. Other NEOs
Summary Compensation Total	$8,752,029	$2,631,565
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(5,765,512)	$(1,421,582)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$3,080,724	$759,569
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(3,411,475)	$(655,917)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$1,209,312	$228,347
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	$—	$(111,011)
Total adjustments	$(4,886,951)	$(1,200,594)
Compensation Actually Paid	$3,865,078	$1,430,971
The equity awards included above comprise performance share units and restricted stock granted from 2020 through 2023.
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Company Selected Measure Name	GAAPEarningsPerShare
Named Executive Officers, Footnote	Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2020, Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021, Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2023 as shown in the Summary Compensation Table for each respective year.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
PEO Total Compensation Amount	$ 8,752,029	$ 8,195,178	$ 7,323,619	$ 6,270,271
PEO Actually Paid Compensation Amount	$ 3,865,078	2,246,805	21,611,192	8,327,177
Adjustment To PEO Compensation, Footnote	To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.
Deductions and Additions to Summary Compensation Table Totals

	2023

Adjustments	PEO	Avg. Other NEOs
Summary Compensation Total	$8,752,029	$2,631,565
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(5,765,512)	$(1,421,582)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$3,080,724	$759,569
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(3,411,475)	$(655,917)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$1,209,312	$228,347
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	$—	$(111,011)
Total adjustments	$(4,886,951)	$(1,200,594)
Compensation Actually Paid	$3,865,078	$1,430,971
The equity awards included above comprise performance share units and restricted stock granted from 2020 through 2023.
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,631,565	2,463,991	2,906,340	2,695,393
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,430,971	909,058	7,042,849	3,406,782
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.
Deductions and Additions to Summary Compensation Table Totals

	2023

Adjustments	PEO	Avg. Other NEOs
Summary Compensation Total	$8,752,029	$2,631,565
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(5,765,512)	$(1,421,582)
Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$3,080,724	$759,569
Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(3,411,475)	$(655,917)
Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$1,209,312	$228,347
Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for applicable FY	$—	$(111,011)
Total adjustments	$(4,886,951)	$(1,200,594)
Compensation Actually Paid	$3,865,078	$1,430,971
The equity awards included above comprise performance share units and restricted stock granted from 2020 through 2023.
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Compensation Actually Paid vs. Total Shareholder Return	PEO and average NEO CAP vs Company TSR and KBW Index
Compensation Actually Paid vs. Net Income	PEO and average NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and average NEO CAP vs GAAP Earnings Per Share
Total Shareholder Return Vs Peer Group	PEO and average NEO CAP vs Company TSR and KBW Index
Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to company performance during 2023.

(1)	Adjusted EPS

(2)	GAAP EPS

(3)	Net Charge-Off Ratio

(4)	Non-Credit Enhanced Deposit Growth

(5)	Organic Loan Growth

(6)	Relative TSR

Total Shareholder Return Amount	$ 126	110	196	108
Peer Group Total Shareholder Return Amount	116	116	125	91
Net Income (Loss)	$ 722,000,000	$ 1,057,000,000	$ 899,000,000	$ 507,000,000
Company Selected Measure Amount	6.54	9.7	8.67	5.04
PEO Name	Kenneth Vecchione
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	GAAP EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Net Charge-Off Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Non-Credit Enhanced Deposit Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Organic Loan Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Amounts reported in the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,765,512)
PEO | Fair value of awards granted during applicable FY that remain unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,080,724
PEO | Fair value of awards granted during prior FY that were outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,411,475)
PEO | Fair value of awards granted during prior FY that vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,209,312
PEO | Values reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,886,951)
Non-PEO NEO | Amounts reported in the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,421,582)
Non-PEO NEO | Fair value of awards granted during applicable FY that remain unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	759,569
Non-PEO NEO | Fair value of awards granted during prior FY that were outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,917)
Non-PEO NEO | Fair value of awards granted during prior FY that vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,347
Non-PEO NEO | Values reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,011)
Non-PEO NEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,200,594)